Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 15,021	$ 265,848	$ (3,490)	$ 140	$ 6,427	$ 275	$ (40,200)	$ 244,021
Net income							2,365	2,365
Other comprehensive income (loss), net of tax				(128)		7		(121)
Total comprehensive income (loss)				(128)		7	2,365	2,244
Exercise and forfeiture of share-based payment into shares	1	335			(335)			1
Cost of share-based payment					244			244
Balance at Mar. 31, 2024	15,022	266,183	(3,490)	12	6,336	282	(37,835)	246,510
Balance at Dec. 31, 2023	15,021	265,848	(3,490)	140	6,427	275	(40,200)	244,021
Net income							14,462	14,462
Other comprehensive income (loss), net of tax				(89)		89
Total comprehensive income (loss)				(89)		89	14,462	14,462
Exercise and forfeiture of share-based payment into shares	7	985			(985)			7
Cost of share-based payment					874			874
Income tax impact associated with issuance of shares		100						100
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income							3,964	3,964
Other comprehensive income (loss), net of tax				(168)		8		(160)
Total comprehensive income (loss)				(168)		8	3,964	3,804
Exercise and forfeiture of share-based payment into shares	46	1,227			(1,227)			46
Cost of share-based payment					177			177
Dividend							(11,534)	(11,534)
Balance at Mar. 31, 2025	$ 15,074	$ 268,160	$ (3,490)	$ (117)	$ 5,266	$ 372	$ (33,308)	$ 251,957